Restructuring Charge	6 Months Ended
Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charge
7.	Restructuring Charge

During the three and six months ended June 30, 2014, the Partnership recorded a restructuring charge reimbursement of $0.8 million for the reorganization of the Partnership’s shuttle tanker marine operations, which were completed during 2013. During the six months ended June 30, 2014, the Partnership incurred $0.6 million of restructuring charges related to the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014.

During the three and six months ended June 30, 2013, the Partnership recognized restructuring charges of $1.0 million and $1.6 million, respectively, relating to the reorganization of the Partnership’s shuttle tanker marine operations, and restructuring charges of $0.4 million and $0.4 million, respectively, relating to the reorganization of the Partnership’s conventional tanker marine operations. The purpose of the restructuring was to create better alignment with the Partnership’s marine operations resulting in a lower cost organization going forward. Both reorganizations were completed by June 30, 2013. Under these plans, the Partnership recorded restructuring charges of $2.0 million and $0.9 million, respectively, in total since these plans began in 2012.

As of June 30, 2014, restructuring liabilities of $0.3 million were recorded in accrued liabilities on the consolidated balance sheet.